Related parties (Details)			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 [AltairTravelAgencySaMember] USD ($)	Dec. 31, 2010 [AltairTravelAgencySaMember] USD ($)	Dec. 31, 2010 [AltairTravelAgencySaMember] EUR (€)	Dec. 31, 2009 [AltairTravelAgencySaMember] USD ($)	Dec. 31, 2010 [UniversalShippingAndRealEstatesIncMember] USD ($)	Dec. 31, 2010 [UniversalShippingAndRealEstatesIncMember] EUR (€)	Dec. 31, 2009 [UniversalShippingAndRealEstatesIncMember] USD ($)	Dec. 31, 2010 [DianaShippingAgenciesSaMember] USD ($)	Dec. 31, 2010 [DianaShippingAgenciesSaMember] EUR (€)	Dec. 31, 2009 [DianaShippingAgenciesSaMember] USD ($)	Dec. 31, 2011 [DianaEnterprisesIncMember] USD ($)	Dec. 31, 2010 [DianaEnterprisesIncMember] USD ($)	Dec. 31, 2011 [EquityMethodInvesteeMember] USD ($)	Dec. 31, 2010 [PoinsettiaManagementLtdMember] USD ($)	Dec. 31, 2009 [GalaPropertiesIncMember] USD ($)
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 1,799,000	$ 1,628,000		$ 1,385,000							$ 1,704,000	$ 1,570,000
Operating Lease Monthly Rental Payments					6,330			24,530			23,788
Operating Leases, Rent Expense				76,000		19,000	304,000		216,000	283,000		146,000
Due to related parties	226,000	279,000	153,000	206,000
Annual Brokerage Fee													1,652,000		1,040,000
Due from Related Parties	263,000	0													263,000
Related Party Transaction, Other Revenues from Transactions with Related Party															1,117,000
Business Acquisition, Date of Acquisition Agreement																2010/10/08	2009/04/13
Business Acquisition, Percentage of Voting Interests Acquired																100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid																21,500,000
Business Acquisition, Purchase Price Allocation, Assets Acquired																	60,200,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																	$ 15,000,000